Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Details) - Fixed rate long-term debt - Fixed interest rate - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 13,259	$ 10,799
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 13,186	$ 10,795